UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     August 1, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $119,552 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      152     5755 SH       SOLE                     5755
                                                                92     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     8675   113014 SH       SOLE                   108619              4395
                                                                92     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     6897    55894 SH       SOLE                    54064              1830
                                                                65      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     7035   262109 SH       SOLE                   252874              9235
                                                               148     5511 SH       OTHER                    3240              2271
Blackrock MuniVest Fd          COM              09253r105      169    17685 SH       SOLE                    17685
                                                               180    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      236     9000 SH       SOLE                     9000
                                                                79     3000 SH       OTHER                                      3000
Cenovus Energy Inc             COM              15135u109     6191   164391 SH       SOLE                   158581              5810
                                                                 8      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     7589    73791 SH       SOLE                    70979              2812
                                                               562     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     6986    92906 SH       SOLE                    89579              3327
                                                                41      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     5693   302348 SH       SOLE                   292078             10270
                                                                89     4700 SH       OTHER                    2200              2500
Eagle Bancorp Inc              COM              268948106      236    17738 SH       SOLE                    17518               220
                                                                 7      563 SH       OTHER                                       563
Eaton Corp                     COM              278058102      103     2000 SH       SOLE                     2000
                                                               103     2000 SH       OTHER                                      2000
Encana Corp                    COM              292505104     5546   180114 SH       SOLE                   174069              6045
                                                                 9      300 SH       OTHER                     300
Exxon Mobil Corp               COM              30231g102      115     1410 SH       SOLE                      910               500
                                                               106     1300 SH       OTHER                     800               500
Hewlett-Packard Co             COM              428236103     6851   188211 SH       SOLE                   181760              6451
                                                                46     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     6334   281520 SH       SOLE                   272301              9219
                                                                95     4225 SH       OTHER                    1975              2250
Merck & Co Inc                 COM              58933Y105     3995   113203 SH       SOLE                   109250              3953
                                                                32      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     3086   118706 SH       SOLE                   114771              3935
                                                                19      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      789    52844 SH       SOLE                    51144              1700
                                                                28     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     4871   197680 SH       SOLE                   191075              6605
                                                                 7      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     7254    92745 SH       SOLE                    89250              3495
                                                                39      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     5363    89971 SH       SOLE                    86682              3289
                                                                70     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      368     5505 SH       SOLE                     5505
                                                               234     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     9096   139187 SH       SOLE                   134170              5017
                                                               174     2669 SH       OTHER                    1169              1500
SPDR Tr Unit                   COM              78462f103      218     1648 SH       SOLE                     1648
                                                                17      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     3581   130646 SH       SOLE                   126540              4106
                                                                39     1440 SH       OTHER                    1190               250
Stonegate Bk Ft Lauderdale     COM              861811107      217    15500 SH       SOLE                    15500
                                                                56     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     3233    50410 SH       SOLE                    50410
Washington Real Estate         COM              939653101     6112   187959 SH       SOLE                   180672              7287
                                                               124     3805 SH       OTHER                    2255              1550